Note 1 - Organization and Nature of Business (Details Textual)							2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 27, 2016 $ / shares shares	Jun. 27, 2016 $ / shares shares	Apr. 15, 2016 USD ($) $ / shares shares	Mar. 02, 2016 USD ($) shares	Feb. 13, 2016	Feb. 12, 2016 USD ($) $ / shares shares	Apr. 15, 2016 USD ($) $ / shares shares	Dec. 31, 2016 shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Jul. 26, 2016 shares	Jun. 26, 2016 $ / shares shares	Oct. 02, 2015 $ / shares shares	Oct. 01, 2015 shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.000001								$ 0.000001		$ 0.000001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									1,974,445		490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares									$ 1.25		$ 1.25	$ 1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.001		$ 0.000001	$ 0.001
Number of Wholly-Owned Subsidiaries Split Off					29
Stock Issued During Period, Value, New Issues | $									$ 4,761,797
Stock Issued During Period, Value, Conversion of Convertible Securities | $									75,265
Warrants Issued for Settlement and Conversion of Debt | $									$ 340,784
Stock Shares Authorized	120,000,000
Common Stock, Shares Authorized	100,000,000	100,000,000							100,000,000		20,000,000	20,000,000		100,000,000,000	20,000,000	10,000,000
Preferred Stock, Shares Authorized	20,000,000	20,000,000							20,000,000		20,000,000			5,000,000,000
Stock Conversion from Series B Preferred Stock to Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion	1	1
Conversion of Stock, Shares Converted									8,221,837
Conversion of Stock, Shares Issued									8,221,837
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		15,463.7183
Scenario, Forecast [Member] | Stock Conversion from Series B Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted								1,924,163
Private Placement [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.25				$ 1.25
Private Placement [Member] | Commissions [Member]
Payments of Stock Issuance Costs | $			$ 159,183
Private Placement [Member] | Expense Allowance [Member]
Payments of Stock Issuance Costs | $			15,000
Private Placement [Member] | Legal and Miscellaneous Fees [Member]
Payments of Stock Issuance Costs | $			$ 266,727
Momspot LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent						51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						49.00%
Interest Ownership Split Off					51.00%
Investors in the Private Offering [Member]
Number of Common Stock Held As Converted Basis						2,775,000
Debt Principal Conversion to Predecessor Warrants [Member]
Debt Conversion, Original Debt, Amount | $						$ 665,000
Debt Interest Conversion to Predecessor Warrants [Member]
Debt Conversion, Original Debt, Amount | $						35,000
Conversion of Outstanding Stockholder Debt [Member] | Chairman and Board Member Garo H. Armen [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $						350,000
Conversion of Outstanding Stockholder Debt [Member] | Predecessor's Stockholder [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $						$ 150,000
Common Stock [Member]
Stock Issued During Period, Shares, Reverse Stock Split, Post-split						25,867
Stock Issued During Period, Value, New Issues | $
Stock Issued During Period, Value, Conversion of Convertible Securities | $									$ 6
Stock Issued During Period, Shares, New Issues											0	0
Series B Preferred Stock [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $
Proceeds from Issuance of Convertible Preferred Stock | $									$ 4,283,437
Potential Percentage of Common Stock Owned by Shareholder	9.99%
Conversion of Stock, Shares Eligible for Conversion	10,146,000
Preferred Stock, Shares Outstanding									2,796,929		0		11,018,766
Conversion of Stock, Shares Eligible for Conversion, Shares to be Issued	10,146,000
Conversion of Stock, Remaining Shares to be Converted	872,766
Preferred Stock, Shares Authorized									18,000,000		18,000,000
Series B Preferred Stock [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	15,463.7183					15,463.7183
Series B Preferred Stock [Member] | Predecessor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						295,945
Warrants Issued for Settlement and Conversion of Debt | $						$ 340,784
Series B Preferred Stock [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						423,291
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.25
Shares Issued, Price Per Share | $ / shares						$ 1.25
Stock Issued During Period, Value, New Issues | $						$ 3,468,750
Stock Issued During Period, Shares, New Issues			420,260	913,200		2,775,000	4,108,460
Proceeds from Issuance of Convertible Preferred Stock | $			$ 525,325	$ 1,141,500
Proceeds from Issuance of Private Placement | $							$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs | $							4,283,438
Series B Preferred Stock [Member] | Private Placement [Member] | Including Conversion of Principal and Interest [Member]
Proceeds from Issuance of Private Placement | $							5,135,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs | $							$ 4,783,438
Series B Preferred Stock [Member] | Private Placement [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			127,346				127,346
Class of Warrant or Right, Value of Securities Called by Warrants or Rights | $			$ 146,641				$ 146,641
Series B Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities | $									$ 822
Protagenic Therapeutics Inc [Member]
Business Acquisition, Conversion of Stock, Ratio						1
Business Combination, Stock Warrant Conversion Ratio						1
Stock Issued During Period, Shares, Conversion of Series A Preferred Stock to Series B Preferred Stock						297,468
Protagenic Therapeutics Inc [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						127,346
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.25
Protagenic Therapeutics Inc [Member] | Predecessor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						295,945
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.25
Protagenic Therapeutics Inc [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,403,367
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member]
Common Shares Exchanged for Preferred Shares						6,612,838
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.000001
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member] | New Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,807,744
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 0.87
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member] | New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,403,367
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.03
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member] | Predecessor Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						17,784
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						295,945
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.25